Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Loss Before Provision for Income Taxes	The Company’s loss from continuing operations before provision for income taxes for the years ended December 31, 2023 and 2022, was as follows (in thousands):
	Years Ended December 31,
	2023	2022
Domestic	$(94,222)	$(27,996)
Foreign	(1,995)	–
Total	$(96,217)	$(27,996)

Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate	The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows (in thousands):
	Years Ended December 31,
	2023	2022
Statutory federal income tax	$(20,206)	$(6,184)
State income taxes, net of federal tax benefits	7,833	(1,207)
Stock compensation	637	64
Non-deductible interest expense	887	78
Mark to market adjustments	615	397
Debt extinguishment	2,171	–
Nondeductible Expenses	141	279
Foreign earnings taxed at different rates	419	157
Forward Purchase Agreements	9,780	–
Prior year adjustments	719	–
Liability for warrants	(6,155)	–
Other	(6)	(8)
Valuation allowance	3,145	6,451
Tax Provision	$(20)	$27

Schedule of Significant Components of our Deferred Tax Assets and Liabilities	Significant components of our deferred tax assets and liabilities are as follows (in thousands):
	Years Ended December 31,
	2023	2022
Deferred income tax assets
NOL carryforwards	$17,957	$60,710
Credits	–	195
Bad debt reserve	2,799	1,382
Inventory reserve	3,764	2,724
Warranty reserve	619	651
Revenue warranty	529	155
Interest expense carryover	5,503	3,445
Accrued compensation	404	678
Deferred revenue	131	195
ASC 842 leases	10	12
Fixed assets	219	328
Intangibles	32	–
Capitalized research and development	808	509
Other	6,985	2,837
Total	39,760	73,821
Valuation allowance	(38,407)	(63,737)
Net deferred tax assets	1,353	10,084
Deferred income tax liabilities
Accounting method change	–	(18)
Capitalized software	(594)	(234)
Fixed assets	—	—
Intangibles	–	(9,084)
Convertible debt	(759)	(748)
Refundable and deferred income taxes	$–	$—

Schedule of Unrecognized Tax Benefits	The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):
	Years Ended December 31,
	2023	2022
Unrecognized tax benefits as of beginning of year	$1,335	$—
Increases related to prior year tax positions	5	1,335
Increases related to current year tax positions	51,813	—
Decreases related to prior year tax positions	—	—
Unrecognized tax benefits as of end of year	—	—
	$53,153	$1,335